Private Placement (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
IPO [Member]
Private Placement (Details) [Line Items]
Proceeds from issuances of warrants (in Shares)	4,706,667	4,706,667
Private Placement [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 1.5	$ 1.5
Aggregate purchase price (in Dollars)	$ 7,060,000	$ 7,060,000
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 11.5	$ 11.5